Inventories, Net - Schedule of Inventories, Net (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Inventories, Net [Abstract]
Goods in transit	$ 176,546	$ 227,757	$ 896,791
Inventories	6,795,291	8,766,421	7,472,866
Less: Allowance for inventories write-down	(682,835)	(880,907)	(791,609)
Inventories, net	$ 6,289,002	$ 8,113,271	$ 7,578,048